S000045238 [Member] Investment Strategy - SFT Nomura Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Nomura Growth Fund (formerly SFT Macquarie Growth Fund): Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large capitalization, growth-oriented companies that Nomura Investments Fund Advisers (NIFA), the Fund’s investment sub-adviser, believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Fund invests at least 80% of its net assets in large capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth- oriented companies are those whose earnings NIFA believes are likely to grow faster than the economy. The Fund is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.
In selecting securities for the Fund, NIFA begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. NIFA uses a bottom-up (researching individual issuers) strategy in selecting securities for the Fund. NIFA seeks to invest for the Fund in companies that it believes possess a structural competitive advantage or durable market leadership position. NIFA looks for companies which serve large, addressable markets with a demonstrated ability to sustain unit growth and high profitability. NIFA also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. NIFA’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.
From a quantitative standpoint, NIFA concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. NIFA’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long-term. The Fund typically holds a limited number of stocks (generally 35 to 50).
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, NIFA may sell a security when, in NIFA’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. NIFA also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. NIFA also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
As of December 31, 2025, the Fund was concentrated in the Information Technology sector.